Description of Business - Additional Information (Details)		6 Months Ended		12 Months Ended
	Jun. 16, 2022	Jun. 30, 2022 $ / shares	Jun. 30, 2021 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Earnings per share, basic		$ (3.86)	$ (8.17)	$ (15.86)	$ (13.45)	$ (36.88)
Earnings per share, diluted		$ (3.86)	(8.17)	$ (15.86)	$ (13.45)	$ (36.88)
Revision of Prior Period, Adjustment [Member]
Earnings per share, basic			0.96
Earnings per share, diluted			$ 0.96
Share Exchange Ratio [Member]
Business combination share exchange ratio	1.17604
Before Two Thousand And Twenty Five [Member]
Percentage Of Plastic Free Materials To Be Used		100.00%		100.00%	100.00%	100.00%